Ordinary Shares and Equity Incentive Plan - RSU Activity (Details)	12 Months Ended
Dec. 31, 2023 $ / shares shares
Number of Shares
Unvested as of December 31, 2020 (in shares) | shares	19,412,262
Granted (in shares) | shares	10,904,664
Vested (in shares) | shares	(6,365,261)
Forfeited (in shares) | shares	(2,040,402)
Unvested as of December 31, 2021 (in shares) | shares	21,911,263
Weighted-Average Grant-Date Fair Value Per Share
Unvested beginning balance, Weighted-Average Grant-Date Fair Value Per Share (in dollars per share) | $ / shares	$ 9.06
Granted, Weighted-Average Grant-Date Fair Value Per Share (in dollars per share) | $ / shares	5.43
Vested, Weighted-Average Grant-Date Fair Value Per Share (in dollars per share) | $ / shares	7.28
Forfeited, Weighted-Average Grant-Date Fair Value Per Share (in dollars per share) | $ / shares	6.31
Unvested ending balance, Weighted-Average Grant-Date Fair Value Per Share (in dollars per share) | $ / shares	$ 8.02